Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expenses [line items]
Salaries and social security taxes	$ 46,958	$ 26,847	$ 18,403
Fees and compensation for services	10,317	6,210	3,839
Other personnel expenses	10,482	6,212	4,110
Taxes, charges and contributions	18,357	9,563	6,642
Royalties, easements and canons	42,540	31,813	17,692
Insurance	2,991	1,583	974
Rental of real estate and equipment	11,978	9,801	6,243
Survey expenses	1,212	848	214
Depreciation of property, plant and equipment	145,894	87,569	53,512
Amortization of intangible assets	2,374	1,749	838
Depreciation of right-of-use assets	10,509
Industrial inputs, consumable materials and supplies	22,530	11,379	5,956
Operation services and other service contracts	21,792	16,676	13,449
Preservation, repair and maintenance	50,989	32,695	21,126
Unproductive exploratory drillings	3,832	3,331	1,400
Transportation, products and charges	39,374	22,333	14,702
Provision for doubtful trade receivables	3,184	353	28
Publicity and advertising expenses	3,616	1,929	1,154
Fuel, gas, energy and miscellaneous	10,792	10,764	6,287
Total	459,721	281,655	176,569
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	33,991	18,908	12,548
Fees and compensation for services	2,491	1,772	1,159
Other personnel expenses	8,941	5,313	3,493
Taxes, charges and contributions	7,370	3,634	2,215
Royalties, easements and canons	42,135	31,677	17,630
Insurance	2,692	1,335	840
Rental of real estate and equipment	11,079	8,983	5,710
Depreciation of property, plant and equipment	139,345	83,700	51,607
Amortization of intangible assets	2,020	1,497	688
Depreciation of right-of-use assets	9,835
Industrial inputs, consumable materials and supplies	22,095	11,126	5,813
Operation services and other service contracts	18,512	14,973	12,033
Preservation, repair and maintenance	48,762	31,141	20,204
Transportation, products and charges	23,137	12,714	8,724
Fuel, gas, energy and miscellaneous	5,876	7,567	4,759
Total	378,281	234,340	147,423
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	8,075	4,867	3,537
Fees and compensation for services	6,389	3,534	2,118
Other personnel expenses	962	571	374
Taxes, charges and contributions	312	275	255
Insurance	181	130	49
Rental of real estate and equipment	38	24	15
Depreciation of property, plant and equipment	2,839	1,758	771
Amortization of intangible assets	323	222	125
Industrial inputs, consumable materials and supplies	183	59	35
Operation services and other service contracts	744	372	268
Preservation, repair and maintenance	1,021	620	382
Transportation, products and charges	15	4	17
Publicity and advertising expenses	2,551	951	545
Fuel, gas, energy and miscellaneous	1,068	535	245
Total	24,701	13,922	8,736
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	4,226	2,592	1,988
Fees and compensation for services	1,265	883	544
Other personnel expenses	513	278	194
Taxes, charges and contributions	10,627	5,626	4,172
Royalties, easements and canons	122	64	31
Insurance	118	118	85
Rental of real estate and equipment	861	766	518
Depreciation of property, plant and equipment	3,710	2,111	1,134
Amortization of intangible assets	31	30	25
Depreciation of right-of-use assets	674
Industrial inputs, consumable materials and supplies	201	172	83
Operation services and other service contracts	2,249	1,302	905
Preservation, repair and maintenance	1,081	886	458
Transportation, products and charges	16,222	9,615	5,961
Provision for doubtful trade receivables	3,184	353	28
Publicity and advertising expenses	1,065	978	609
Fuel, gas, energy and miscellaneous	3,749	2,153	1,219
Total	49,898	27,927	17,954
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	666	480	330
Fees and compensation for services	172	21	18
Other personnel expenses	66	50	49
Taxes, charges and contributions	48	28
Royalties, easements and canons	283	72	31
Rental of real estate and equipment		28
Survey expenses	1,212	848	214
Industrial inputs, consumable materials and supplies	51	22	25
Operation services and other service contracts	287	29	243
Preservation, repair and maintenance	125	48	82
Unproductive exploratory drillings	3,832	3,331	1,400
Fuel, gas, energy and miscellaneous	99	509	64
Total	$ 6,841	$ 5,466	$ 2,456